United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2009

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, July 10, 2009

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems, Inc.            COM              00724F101    13759   486200 SH       Sole                   486200
Alberto-Culver Co.             COM              013078100    11985   471300 SH       Sole                   471300
Anadarko Petroleum             COM              032511107    10871   239500 SH       Sole                   239500
Bayou Bend Petroleum           COM              073014102      319   700000 SH       Sole                   700000
Ecolab Inc.                    COM              278865100    10937   280500 SH       Sole                   280500
Exelon Corp.                   COM              30161N101      102     2000 SH       Sole                     2000
Fastenal Co.                   COM              311900104     9356   282050 SH       Sole                   282050
Fiserv Inc.                    COM              337738108    13779   301450 SH       Sole                   301450
Gardner Denver, Inc.           COM              365558105    10695   424900 SH       Sole                   424900
General Electric Co            COM              369604103      758    64700 SH       Sole                    64700
Goldcorp Inc.                  COM              380956409    11092   319200 SH       Sole                   319200
Hathor Exploration             COM              419018106      870   540000 SH       Sole                   540000
Henry Schein Inc.              COM              806407102    13704   285800 SH       Sole                   285800
Linear Technology              COM              535678106    15070   645385 SH       Sole                   645385
Max Minerals, Inc.             COM              B3QMWG0         10    54000 SH       Sole                    54000
Mettler-Toledo Int'l           COM              592688105    14649   189871 SH       Sole                   189871
Microsoft Corp.                COM              594918104      461    19400 SH       Sole                    19400
Occidental Petroleum           COM              674599105     1645    25000 SH       Sole                    25000
Paccar Inc.                    COM              693718108      613    18900 SH       Sole                    18900
Paychex, Inc.                  COM              704326107    10730   425800 SH       Sole                   425800
ProSh UltSht 20+ TYS           COM              74347R297     9782   192100 SH       Sole                   192100
Robert Half Int'l              COM              770323103    11123   470900 SH       Sole                   470900
Rollins, Inc.                  COM              775711104     9991   577200 SH       Sole                   577200
St. Mary Land & Exp.           COM              792228108    16886   809125 SH       Sole                   809125
Sysco Corp.                    COM              871829107     4334   192800 SH       Sole                   192800
Thompson Creek Mtls            COM              884768102      296    29000 SH       Sole                    29000
Waters Corporation             COM              941848103    13342   259213 SH       Sole                   259213